General	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
General

Note 1 - General

A.	The Company’s activity

Intercure Ltd. (hereinafter: the “Company”) is a public company which is listed on the Tel Aviv Stock Exchange and Nasdaq, domiciled in Israel. Its offices are located in Herzliya. The Company is engaged in the medical cannabis sector mainly through its holdings of the entirely issued and paid-up capital of Canndoc Ltd. (hereinafter: “Canndoc”), Pharmazone Pharmacy Ltd. (hereinafter: “Pharmazone”) and Cannolam Ltd. (“Cannolam”). The Company also has additional holdings in the biomed sector.

Canndoc:

The Company holds 100% of Canndoc’s issued and paid-in capital.

Canndoc has partnered with Kibbutz Beit HaEmek and Kibbuutz Nir-Oz (the “Kibbutzim”) for the purpose of breeding, cultivating and harvesting of pharmaceutical-grade cannabis. Until the end of 2022, the activities of these collaborative arrangements with the Kibbutzim were not conducted through separate legal entities and therefore the Company recognized its share in the assets, liabilities and results of operations of each activity according to the Company’s rights and obligations according to the contractual agreements with the Kibbutzim.

On January 1, 2023, separate legal entities were established, and from this date, the activity of the Kibbutzim is executed under these entities.

The Company, through Canndoc, is engaged in research, marketing, cultivation, production and distribution of medical cannabis products in Israel and around the world.

Cannolam:

On May 14, 2021, the Company’s board of directors approved the engagement in a series of agreements for the acquisition of a 50.1% stake in the shares of Cannolam Ltd., an Israeli private company, which holds, independently and/or through its owned subsidiaries, the exclusive rights to the production, importing, distribution and use of leading international cannabis and lifestyle trademarks in the territory of the State of Israel. Inter alia, Cannolam. Has exclusive rights in respect of the brands Cookies, Mr. Nice and Oxon Pharma. As of September 15, 2023 the Company holds 100% of the shares in Cannolam. See also Note 16(3).

Pharmazone:

On May 18, 2022, the Company’s board of directors approved the engagement in a series of agreements for the acquisition of a 100% stake in the shares of Pharmazone, an Israeli private company, which operates a pharmaceutical and medical cannabis trading house.

Note 1 - General (Cont.)

Other Holdings:

During 2022 and 2024, the Company engaged in a series of agreements for the acquisition or opening of 6 and 6 pharmacies ,respectively. See also Note 8.

Investments in the biomed sector:

The Company invested in two companies in the biomed sector: F.O.R.E Biotherapeutics Ltd. (formerly known as NovellusDX Ltd., hereinafter: “Fore”) and Cavnox Ltd. (hereinafter: “Cavnox”). For additional details regarding investments in the biomed sector, see Note 11.

B.	Other Significant Events During the Reporting Period

1.	In 2021, the Company engaged in a merger agreement (hereinafter: the “Prior Agreement” Real Estate Acquisition REIT LP (“SVX”), a special purpose acquisition company (SPAC) which is listed on the Canadian stock exchange NEO (NEO:SVX.U), pursuant to which the Company, through a wholly-owned subsidiary, acquired all of the outstanding limited partnership units of SVX in exchange for the issuance of the Company ordinary shares by way of a plan of arrangement (the “SPAC Transaction”).

Total funds raised from the SPAC Transaction, after redemptions, and the private placement equaled approximately NIS 182 million (not including transaction costs) NIS 8.4 million of those still needs to be received and currently presented in other receivables, see also Note 12B.

Note 1 - General (Cont.)

Since SVX was not considered a business, as defined by IFRS 3, the Company recorded the SPAC Transaction proceeds as a respective increase in equity.

On April 23, 2021, the Company’s shares were listed on the TSX and the first trade of the ordinary shares on the TSX occurred on April 26, 2021.

On September 1, 2021, the Company’s shares were listed and the first trade of the ordinary shares on the Nasdaq Global Market under the ticker symbol “INCR”.

On August 14, 2023, the Company’s ordinary shares were delisted from trading on the TSX, following approval by the TSX of the Company’s request.

2.	Following the brutal attacks on Israel, the mobilization of army reserves and the Government declaring a state of war (“Iron Swords” war) in October 2023, there was a decrease in Israel’s economic and business activity. The security situation has led, inter alia, to a disruption in the chain of supply and production, a decrease in the volume of national transportation, a shortage in manpower as well as a decrease in the value of financial assets and a rise in the exchange rate of foreign currencies in relation to the New Israeli Shekel.

Since the beginning of the war, the Southern Site has been damaged, including its inventory, property, plant and equipment and biological assets. In addition, till the first half of 2024, the Southern Site has been designated by the Israeli authorities as a closed military area and there is a limited access to the site. The Company begun the process of restoring the Southern Site in 2024, and returned to production in July 2024.

The Company is working diligently with the Israeli tax authorities to obtain full compensation for the damages caused to the Company. As of December 31 2024, the Company submitted applications to the Israeli tax authorities to receive compensation in the amounts of NIS 243 million for the inventory, biological assets and the impairment of the goodwill, NIS 6 million for the property, plant and equipment and NIS 2 million for loss of profits in the pharmacies.

As of the date of approval of the financial statements the Company has received advances in the amount of NIS 81.5 million.

The Company believes that it will be entitled to compensation from the Israeli tax authorities for all direct and indirect damages suffered, including loss of profits. See Note 12B(A), Note 19D and Note 25.

Note 1 - General (Cont.)

3.	On February 16, 2022, the Company engaged in an agreement with Cann Pharmaceutical Ltd. (“Better”), an Israeli medical cannabis multi-national operator known as “Better” to acquire 100% of Better’s shares, which includes “Better’s” unique strains, cultivation site, intellectual property, and commercial operations in Israel as well its international activities, for a purchase price of USD 35 million to be paid with Intercure’s shares at the valuation of USD 10 per share. Regarding the termination of the agreement, see Note 16(5).

4.	On April 26, 2023, a lawsuit was filed against the Company in Tel Aviv-Jaffa District Court in Israel by minority shareholders of Cannolam. The lawsuit relates to disagreements concerning the ongoing management of Cannolam. Regarding the lawsuit, see Note 16(3).

C.	Definitions:

In these consolidated financial statements:

Company	-	Intercure Ltd.
Group	-	The Company and its subsidiaries.
Related Parties	-	As defined in IAS 24.
USD	-	U.S. dollars.
NIS		New Israeli shekel.
Subsidiaries	-	Companies which are controlled by the Company (as defined in IFRS 10), directly or indirectly, and whose financial statements are fully consolidated with the Company’s reports.
Investee companies	-	Subsidiaries and companies, including a partnership or joint venture, the Company’s investment in which is stated, directly or indirectly, on the equity basis.
Controlling shareholder	-	As defined under the Israeli Companies Law.